Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 31,497	$ 28,406	$ 23,922
Insurance	4,369	4,181	3,410
Spares and consumable stores	12,686	12,691	9,149
Repairs and maintenance	5,903	6,257	4,043
Tonnage taxes	318	306	273
Other operating expenses	602	744	572
Vessel operating expenses	$ 55,375	$ 52,585	$ 41,369